SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees Gross Pay	8.33%